Financial Instruments and Risk Management	12 Months Ended
Dec. 31, 2025
Financial Instruments and Risk Management [Abstract]
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
15.	FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

Fair Value of Financial Instruments

As at December 31	2025		2024
($ thousands)	Fair Value	Carrying Value	Fair Value	Carrying Value
Financial assets at amortized cost:
Cash and cash equivalents	41,974	41,974	67,419	67,419
Accounts receivable	66,186	66,186	56,417	56,417
Financial assets at fair value through profit or loss
Risk management contracts	11,016	11,016	-	-
Financial liabilities at amortized cost:
Accounts payable and accrued liabilities	88,432	88,432	61,804	61,804
Long-term debt (Note 7)	-	-	371,161	343,852
Financial liabilities at fair value through profit or loss
Risk management contracts	-	-	248	248
Warrant liability	4,128	4,128	18,304	18,304

The 2028 Notes are classified as Level 1 in the fair value hierarchy. For purposes of estimating the fair value of these instruments, the Company used quoted market prices in active markets for identical assets or liabilities. The Company’s risk management contracts and warrant liability are classified as Level 2 in the fair value hierarchy. To estimate the fair value of this instrument, the Company used observable market data and/or other sources utilizing assumptions that market participants would use to determine fair value.

Market Risk

Market risk is the risk that changes in market conditions, such as commodity prices, foreign exchange rates and interest rates, will affect the Company’s cash flow, income, or the value of its financial instruments.

Commodity Price Risk

The Company’s risk management program is designed to reduce the volatility of revenue and cash flow, generate sufficient cash flows to service debt obligations, and fund the Company’s operations. The Company’s risk management liabilities may consist of hedging instruments such as fixed price swaps and option structures, including costless collars on WTI, WCS differentials, condensate differential, natural gas and electricity swaps. The Company does not use financial derivatives for speculative purposes.

The Company’s commodity price risk management program does not involve margin accounts that require posting of margin with increased volatility in underlying commodity prices. Financial risk management contracts are measured at fair value, with gains and losses on re-measurement included in the consolidated statements of comprehensive income in the period in which they arise.

The Company’s financial risk management contracts are subject to master netting agreements that create the legal right to settle the instruments on a net basis. The following table summarizes the gross asset and liability positions of the Company’s individual risk management contracts that are offset in the consolidated statements of financial position:

($ thousands)	December 31, 2025	December 31, 2024
Gross amount	$13,456	$(1,395)
Amount offset	(2,440)	1,147
Risk management contracts – asset (liability)	$11,016	$(248)

($ thousands)	Year ended December 31, 2025	Year ended December 31, 2024
Realized gain (loss) on risk management contracts	$31,315	$(27,658)
Unrealized gain on risk management contracts	11,264	169
Gain (loss) on risk management contracts	$42,579	$(27,489)

As at December 31, 2025, the following financial commodity risk management contracts were in place, with oil volumes hedged in barrels (“bbl”) and natural gas volumes hedged in gigajoules (“GJ”):

	Instrument	Units	Volume (per day)	Swap Price	Put Price	Call Price
Q1 2026	WTI Fixed Price Swap	C$ / bbl	2,549	$96.95	-	-
Q1 2026	WTI Costless Collar	C$ / bbl	4,951	-	$81.89	$100.16
Q1 2026	WCS Differential Swap	US$ / bbl	14,000	$(12.95)	-	-
Q1 2026	AECO Swap	C$ / GJ	27,000	$2.68	-	-
Q2 2026	WTI Costless Collar	C$ / bbl	5,027	-	$78.50	$83.84
Q2 2026	WTI Costless Collar	US$ / bbl	2,473	-	$57.00	$65.15
Q2 2026	WCS Differential Swap	US$ / bbl	14,000	$(12.15)	-	-
Q2 2026	AECO Swap	C$ / GJ	27,000	$2.68	-	-
Q3 2026	WTI Costless Collar	US$ / bbl	7,500	-	$57.34	$66.26
Q3 2026	WCS Differential Swap	US$ / bbl	14,000	$(12.80)	-	-
Q3 2026	AECO Swap	C$ / GJ	27,000	$2.68	-	-
Q4 2026	WTI Costless Collar	US$ / bbl	4,973		$55.00	$62.74
Q4 2026	AECO Swap	C$ / GJ	27,000	$2.68	-	-

Subsequent to December 31, 2025, Greenfire entered into a costless restructuring of the AECO swaps described above, resulting in the revised terms outlined below:

	Instrument	Units	Volume (per day)	Swap Price
2026	AECO Swap	C$ / GJ	27,000	$2.30
2027	AECO Swap	C$ / GJ	27,000	$2.93
2028	AECO Swap	C$ / GJ	27,000	$2.93

Subsequent to December 31, 2025, Greenfire entered into the following financial commodity risk management contracts:

	Instrument	Units	Volume (per day)	Swap Price
Q2 2026	WTI Fixed Price Swap	US$ / bbl	5,000	$68.85
Q3 2026	WTI Fixed Price Swap	US$ / bbl	3,500	$71.28
Q4 2026	WTI Fixed Price Swap	US$ / bbl	674	$68.83

The following table illustrates the potential impact of changes in commodity prices on the Company’s net income, before tax, based on the financial risk management contracts in place at December 31, 2025:

As at December 31, 2025	10% change in commodity prices
($ thousands)	Increase	Decrease
Increase (decrease) to fair value of the risk management contracts	(6,891)	7,455

Foreign Currency Risk Management

The Company is exposed to foreign currency risk on U.S. Dollar denominated cash, cash equivalents, accounts receivables, risk management contracts, accounts payables and accrued liabilities, and long-term debt. As at December 31, 2025, Greenfire’s net foreign exchange risk exposure was a US$9.3 million asset (December 31, 2024 – US$218.4 million liability), and a 10% change in the foreign exchange rate would result in a $1.3 million change in the foreign exchange gain or loss (December 31, 2024 - $31.4 million).

Interest Rate Risk

Interest rate risk is the risk that future cash flows will fluctuate as a result of changes in market interest rates. The Company is exposed to interest rate risk related to borrowings drawn under the Senior Credit Facility, as the interest charged on the credit facility fluctuates with floating interest rates. Currently no amounts are drawn on the Senior Credit Facility. Any letters of credit issued are subject to fixed interest rates and are not exposed to changes in interest rates.

Credit Risk

As at December 31 ($ thousands)	2025	2024
Trade receivables	$32,482	$47,412
Joint interest receivables	19,719	4,655
Accrued joint interest receivables	13,985	4,350
Accounts receivable	$66,186	$56,417

Credit risk is the risk of financial loss to the Company if a customer or counterparty to a financial instrument fails to meet its contractual obligations and arises principally from the Company’s accounts receivable. The Company is primarily exposed to credit risk from receivables associated with its oil sales. The Company manages its credit risk exposure by transacting with high-quality credit worthy counterparties and monitoring credit worthiness and/or credit ratings on an ongoing basis. Trade receivables from oil sales are generally collected on the 25th day of the month following production. Joint interest receivables are typically collected within one to three months of the invoice being issued. Accrued joint interest receivables represent the Company’s partners’ share of operating, and capital costs incurred or accrued at the reporting date that have not yet been invoiced. All risk management contracts are held with large financial institutions. The Company has not previously experienced any material credit losses on the collection of accounts receivable.

At December 31, 2025, and December 31, 2024 the Company was exposed to concentration risk associated with its outstanding trade receivables and joint interest receivables balances. Of the Company’s trade receivables at December 31, 2025, 86% was receivable from three companies (December 31, 2024- 99% receivable from a single company). At December 31, 2025, 100% of the Company’s joint interest receivables and accrued joint interest receivables were held by a single company (December 31, 2024- 100% by a single company). Maximum exposure to credit risk is represented by the carrying amount of accounts receivable on the statements of financial position. Subsequent to December 31, 2025, the Company has received $18.0 million from its joint interest partner.

Liquidity Risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they become due. The Company’s objective in managing liquidity risk is to maintain sufficient available reserves to meet its financial obligations at any point in time. The Company expects to achieve this objective through prudent capital spending, an active commodity risk management program and through strategies such as continuously monitoring forecast and actual cash flows from operating, financing and investing activities, and available credit facilities. Management believes that future cash flows generated from these sources will be adequate to settle Greenfire’s financial liabilities.

The following table details the Company’s contractual maturities of its financial liabilities at December 31, 2025, and December 31, 2024:

	2025		2024
As at December 31, ($ thousands)	Less than one year	Greater than one year	Less than one year	Greater than one year
Accounts payable and accrued liabilities	$88,432	$-	$61,804	$-
Risk management contracts	-	-	248	-
Lease liabilities and other(1)	3,457	2,787	7,669	2,726
Long-term debt(2)	-	-	260,252	83,600
Total financial liabilities	$91,889	$2,787	$329,973	$86,326

(1)	Amounts represent the expected undiscounted cash payments.
(2)	Amounts represent undiscounted principal only and exclude interest and transaction costs.

The Company also has provisions as disclosed in Note 9. The Company’s future transportation commitments are disclosed in Note 16.